Common Stock - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended
	Jun. 28, 2012	Mar. 31, 2010	Jun. 29, 2013	Jul. 02, 2011	Jul. 03, 2010
Class of Stock [Line Items]
1 for 5 reverse stock split	0.2
Share repurchase authorization, value					$ 3,000,000,000
Shares repurchased		7.3		16.0
Cost of stock repurchased		500,000,000		1,300,000,000
Settlement on ASR				13,000,000
Share repurchase program remaining amount			$ 1,200,000,000
Share repurchase authorization, shares remaining under prior share repurchase program			2.7
Common Stock
Class of Stock [Line Items]
1 for 5 reverse stock split	0.2